Income Taxes (Detail 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets
Credit carryforward	$ 2,660	$ 6,091
Stock based compensation	287	241
Other	59	553
Net operating losses	146,637	153,914
Gross deferred tax assets	149,643	160,799
Valuation allowance	(139,840)	(160,799)
Net deferred tax assets	$ 9,803